RECEIVABLES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Receivables
Summary of receivables

	June 30, 2015	December 31, 2014
Retail note receivables	$621,947	$902,016
Wholesale receivables	909,077	984,832
Finance lease receivables	36,848	43,061
Restricted receivables	10,805,277	10,954,660

Gross receivables	12,373,149	12,884,569
Less
Allowance for credit losses	(96,953)	(95,542)

Total receivables, net	$12,276,196	$12,789,027

	2014	2013
Retail note receivables	$902,016	$986,769
Wholesale receivables	984,832	362,870
Finance lease receivables	43,061	55,964
Restricted receivables	10,954,660	10,648,814
Commercial revolving accounts receivables	—	230,817

Gross receivables	12,884,569	12,285,234
Less:
Allowance for credit losses	(95,542)	(101,953)

Total receivables, net	$12,789,027	$12,183,281

Summary of restricted receivables

	June 30, 2015	December 31, 2014
Retail note receivables	$7,763,669	$7,798,882
Wholesale receivables	3,041,608	3,153,814
Finance lease receivables	—	1,964

Total	$10,805,277	$10,954,660

	Restricted Receivables		Off-Book Receivables		Retained Interests
	2014	2013	2014	2013	2014	2013
Retail note receivables	$7,798,882	$7,431,634	$—	$13,217	$—	$2,853
Wholesale receivables	3,153,814	3,210,654	—	—	—	—
Finance lease receivables	1,964	6,526	—	—	—	—

Total	$10,954,660	$10,648,814	$—	$13,217	$—	$2,853

Schedule of allowance for credit losses activity

        Allowance for credit losses activity for the three months ended June 30, 2015 is as follows:

	Retail	Wholesale	Total
Allowance for credit losses:
Beginning balance	$86,472	$6,605	$93,077
Charge-offs	(4,045)	(135)	(4,180)
Recoveries	698	7	705
Provision	7,432	(256)	7,176
Foreign currency translation and other	122	53	175

Ending balance	$90,679	$6,274	$96,953

        Allowance for credit losses activity for the six months ended June 30, 2015 is as follows:

	Retail	Wholesale	Total
Allowance for credit losses:
Beginning balance	$88,697	$6,845	$95,542
Charge-offs	(9,714)	(256)	(9,970)
Recoveries	1,130	14	1,144
Provision	11,377	(240)	11,137
Foreign currency translation and other	(811)	(89)	(900)

Ending balance	$90,679	$6,274	$96,953

Ending balance: individually evaluated for impairment	$17,591	$2,533	$20,124

Ending balance: collectively evaluated for impairment	$73,088	$3,741	$76,829

Receivables:
Ending balance	$8,422,464	$3,950,685	$12,373,149

Ending balance: individually evaluated for impairment	$116,547	$48,427	$164,974

Ending balance: collectively evaluated for impairment	$8,305,917	$3,902,258	$12,208,175

        Allowance for credit losses activity for the three months ended June 30, 2014 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$85,794	$7,651	$6,975	$100,420
Charge-offs	(3,239)	(548)	(1,486)	(5,273)
Recoveries	674	6	615	1,295
Provision	3,606	458	1,864	5,928
Foreign currency translation and other	(226)	48	23	(155)

Ending balance	$86,609	$7,615	$7,991	$102,215

        Allowance for credit losses activity for the six months ended June 30, 2014 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$87,701	$7,363	$6,889	$101,953
Charge-offs	(5,609)	(799)	(2,710)	(9,118)
Recoveries	1,255	55	1,151	2,461
Provision	3,753	974	2,661	7,388
Foreign currency translation and other	(491)	22	—	(469)

Ending balance	$86,609	$7,615	$7,991	$102,215

Ending balance: individually evaluated for impairment	$10,731	$4,112	$—	$14,843

Ending balance: collectively evaluated for impairment	$75,878	$3,503	$7,991	$87,372

Receivables:
Ending balance	$8,669,831	$4,567,991	$266,891	$13,504,713

Ending balance: individually evaluated for impairment	$42,268	$58,096	$—	$100,364

Ending balance: collectively evaluated for impairment	$8,627,563	$4,509,895	$266,891	$13,404,349

        Allowance for credit losses activity for the year ended December 31, 2014 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$87,701	$7,363	$6,889	$101,953
Charge-offs	(12,426)	(804)	(4,281)	(17,511)
Recoveries	2,941	514	2,000	5,455
Provision (benefit)	12,040	(133)	2,217	14,124
Foreign currency translation and other	(1,559)	(95)	(6,825)	(8,479)

Ending balance	$88,697	$6,845	$—	$95,542

Ending balance: individually evaluated for impairment	$12,736	$3,329	$—	$16,065

Ending balance: collectively evaluated for impairment	$75,961	$3,516	$—	$79,477

Receivables:
Ending balance	$8,745,923	$4,138,646	$—	$12,884,569

Ending balance: individually evaluated for impairment	$56,791	$72,297	$—	$129,088

Ending balance: collectively evaluated for impairment	$8,689,132	$4,066,349	$—	$12,755,481

Allowance for credit losses activity for the year ended December 31, 2014 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$87,701	$7,363	$6,889	$101,953
Charge-offs	(12,426)	(804)	(4,281)	(17,511)
Recoveries	2,941	514	2,000	5,455
Provision (benefit)	12,040	(133)	2,217	14,124
Foreign currency translation and other	(1,559)	(95)	(6,825)	(8,479)

Ending balance	$88,697	$6,845	$—	$95,542

Ending balance: individually evaluated for impairment	$12,736	$3,329	$—	$16,065

Ending balance: collectively evaluated for impairment	$75,961	$3,516	$—	$79,477

Receivables:
Ending balance	$8,745,923	$4,138,646	$—	$12,884,569

Ending balance: individually evaluated for impairment	$56,791	$72,297	$—	$129,088

Ending balance: collectively evaluated for impairment	$8,689,132	$4,066,349	$—	$12,755,481

        Allowance for credit losses activity for the year ended December 31, 2013 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$102,560	$11,887	$7,873	$122,320
Charge-offs	(14,321)	(238)	(5,780)	(20,339)
Recoveries	3,488	674	3,066	7,228
Provision (benefit)	(2,778)	(4,901)	1,775	(5,904)
Foreign currency translation and other	(1,248)	(59)	(45)	(1,352)

Ending balance	$87,701	$7,363	$6,889	$101,953

Ending balance: individually evaluated for impairment	$12,946	$3,865	$—	$16,811

Ending balance: collectively evaluated for impairment	$74,755	$3,498	$6,889	$85,142

Receivables:
Ending balance	$8,480,893	$3,573,524	$230,817	$12,285,234

Ending balance: individually evaluated for impairment	$44,139	$30,555	$—	$74,694

Ending balance: collectively evaluated for impairment	$8,436,754	$3,542,969	$230,817	$12,210,540

        Allowance for credit losses activity for the year ended December 31, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(28,238)	(1,857)	(7,906)	(38,001)
Recoveries	5,206	312	3,276	8,794
Provision	42,135	1,245	1,198	44,578
Foreign currency translation and other	224	24	28	276

Ending balance	$102,560	$11,887	$7,873	$122,320

Ending balance: individually evaluated for impairment	$28,266	$9,512	$—	$37,778

Ending balance: collectively evaluated for impairment	$74,294	$2,375	$7,873	$84,542

Receivables:
Ending balance	$7,363,384	$3,265,173	$226,039	$10,854,596

Ending balance: individually evaluated for impairment	$48,195	$61,752	$—	$109,947

Ending balance: collectively evaluated for impairment	$7,315,189	$3,203,421	$226,039	$10,744,649

Schedule of aging of financing receivables

	June 30, 2015
	31 - 60 Days Past Due	61 - 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$26,322	$12,063	$19,075	$57,460	$7,078,787	$7,136,247	$3,786
Canada	$5,413	$2,611	$780	$8,804	$1,277,413	$1,286,217	$462
Wholesale
United States	$269	$45	$21	$335	$3,220,713	$3,221,048	$—
Canada	$93	$2	$164	$259	$729,378	$729,637	$—
Total
Retail	$31,735	$14,674	$19,855	$66,264	$8,356,200	$8,422,464	$4,248
Wholesale	$362	$47	$185	$594	$3,950,091	$3,950,685	$—

	December 31, 2014
	31 - 60 Days Past Due	61 - 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$27,846	$8,584	$15,884	$52,314	$7,296,162	$7,348,476	$5,480
Canada	$2,721	$268	$397	$3,386	$1,394,061	$1,397,447	$171
Wholesale
United States	$882	$52	$110	$1,044	$3,359,183	$3,360,227	$86
Canada	$181	$—	$3	$184	$778,235	$778,419	$2
Total
Retail	$30,567	$8,852	$16,281	$55,700	$8,690,223	$8,745,923	$5,651
Wholesale	$1,063	$52	$113	$1,228	$4,137,418	$4,138,646	$88

	2014
	31 - 60 Days Past Due	61 - 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$27,846	$8,584	$15,884	$52,314	$7,296,162	$7,348,476	$5,480
Canada	$2,721	$268	$397	$3,386	$1,394,061	$1,397,447	$171
Wholesale
United States	$882	$52	$110	$1,044	$3,359,183	$3,360,227	$86
Canada	$181	$—	$3	$184	$778,235	$778,419	$2
Total
Retail	$30,567	$8,852	$16,281	$55,700	$8,690,223	$8,745,923	$5,651
Wholesale	$1,063	$52	$113	$1,228	$4,137,418	$4,138,646	$88

	2013
	31 - 60 Days Past Due	61 - 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$15,167	$5,135	$14,154	$34,456	$7,011,299	$7,045,755	$3,736
Canada	$2,471	$206	$395	$3,072	$1,432,066	$1,435,138	$25
Wholesale
United States	$170	$36	$229	$435	$2,886,444	$2,886,879	$55
Canada	$213	$—	$32	$245	$686,400	$686,645	$13
Total
Retail	$17,638	$5,341	$14,549	$37,528	$8,443,365	$8,480,893	$3,761
Wholesale	$383	$36	$261	$680	$3,572,844	$3,573,524	$68

Schedule of recorded investment in impaired receivables and the related unpaid principal balances and allowances

	June 30, 2015			December 31, 2014
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$61,902	$61,453	$—	$23,420	$23,164	$—
Canada	$4,765	$4,710	$—	$960	$954	$—
Wholesale
United States	$24,791	$24,791	$—	$—	$—	$—
Canada	$—	$—	$—	$11,790	$11,790	$—
With an allowance recorded
Retail
United States	$48,849	$47,500	$17,323	$31,945	$31,029	$12,607
Canada	$1,031	$1,011	$268	$466	$459	$129
Wholesale
United States	$10,072	$10,035	$1,203	$45,868	$45,623	$2,220
Canada	$13,564	$13,559	$1,330	$14,639	$14,639	$1,109
Total
Retail	$116,547	$114,674	$17,591	$56,791	$55,606	$12,736
Wholesale	$48,427	$48,385	$2,533	$72,297	$72,052	$3,329

	2014			2013
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$23,420	$23,164	$—	$16,640	$16,517	$—
Canada	$960	$954	$—	$—	$—	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$11,790	$11,790	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$31,945	$31,029	$12,607	$26,951	$26,143	$12,757
Canada	$466	$459	$129	$548	$547	$189
Wholesale
United States	$45,868	$45,623	$2,220	$27,693	$27,532	$3,442
Canada	$14,639	$14,639	$1,109	$2,862	$2,851	$423
Total
Retail	$56,791	$55,606	$12,736	$44,139	$43,207	$12,946
Wholesale	$72,297	$72,052	$3,329	$30,555	$30,383	$3,865

Schedule of average recorded investment in impaired receivables and the related interest income recognized

        For the three months ended June 30, 2015 and 2014, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a four-month average) and the related interest income recognized are as follows:

	2015		2014
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$58,704	$839	$13,683	$120
Canada	$4,832	$95	$—	$—
Wholesale
United States	$23,018	$372	$7,986	$129
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$48,889	$153	$27,273	$73
Canada	$1,034	$—	$1,963	$30
Wholesale
United States	$10,379	$169	$25,891	$125
Canada	$14,130	$153	$28,591	$130
Total
Retail	$113,459	$1,087	$42,919	$223
Wholesale	$47,527	$694	$62,468	$384

        For the six months ended June 30, 2015 and 2014, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a seven-month average) and the related interest income recognized are as follows:

	2015		2014
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$58,457	$1,609	$13,717	$222
Canada	$4,884	$190	$—	$—
Wholesale
United States	$25,039	$369	$8,554	$222
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$46,829	$191	$27,920	$774
Canada	$1,042	$3	$1,857	$75
Wholesale
United States	$9,940	$323	$24,747	$242
Canada	$14,036	$269	$28,916	$351
Total
Retail	$111,212	$1,993	$43,494	$1,071
Wholesale	$49,015	$961	$62,217	$815

	2014		2013
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$20,867	$1,112	$10,861	$390
Canada	$975	$53	$—	$—
Wholesale
United States	$—	$—	$—	$—
Canada	$21,159	$679	$—	$—
With an allowance recorded
Retail
United States	$33,308	$1,175	$29,833	$1,234
Canada	$510	$18	$666	$22
Wholesale
United States	$45,283	$920	$30,263	$854
Canada	$17,434	$581	$3,500	$125
Total
Retail	$55,660	$2,358	$41,360	$1,646
Wholesale	$83,876	$2,180	$33,763	$979

Schedule of receivables on nonaccrual status

	June 30, 2015			December 31, 2014
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$45,223	$10,035	$55,258	$22,512	$45,623	$68,135
Canada	$1,039	$13,559	$14,598	$280	$15,368	$15,648

	2014			2013
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$22,512	$45,623	$68,135	$29,239	$27,532	$56,771
Canada	$280	$15,368	$15,648	$918	$2,851	$3,769

Retail
Receivables
Schedule of breakdown of the portfolio by its credit quality indicators

	June 30, 2015	December 31, 2014
Titanium	$4,710,279	$4,866,060
Platinum	2,285,267	2,386,558
Gold	1,198,091	1,254,335
Silver	196,116	207,682
Bronze	32,711	31,288

Total	$8,422,464	$8,745,923

	2014	2013
Titanium	$4,866,060	$4,750,422
Platinum	2,386,558	2,265,690
Gold	1,254,335	1,239,703
Silver	207,682	199,575
Bronze	31,288	25,503

Total	$8,745,923	$8,480,893

Wholesale
Receivables
Schedule of breakdown of the portfolio by its credit quality indicators
	June 30, 2015	December 31, 2014
A	$1,687,122	$2,117,160
B	1,718,002	1,572,953
C	389,098	315,825
D	156,463	132,708

Total	$3,950,685	$4,138,646

	2014	2013
A	$2,117,160	$1,981,226
B	1,572,953	1,236,828
C	315,825	232,101
D	132,708	123,369

Total	$4,138,646	$3,573,524